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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 1999.

If amended report check here: [ ]

HOLDEN, TOLBERT & COMPANY
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


120 E. Sheridan, Suite 105          OKLAHOMA CITY        OK           73104
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


James H. Holden     405-235-3795       President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OKLAHOMA CITY and State of OK on the 20th day of April, 1999.

                                      HOLDEN, TOLBERT & COMPANY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ James H. Holden
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
  ------------------------------------    --------------------------------------
1.                                      6.
  ------------------------------------    --------------------------------------
2.                                      7.
  ------------------------------------    --------------------------------------
3.                                      8.
  ------------------------------------    --------------------------------------
4.                                      9.
  ------------------------------------    --------------------------------------
5.                                     10.
  ------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:     827,479

                                    FORM 13F

              Name of Reporting Manager: HOLDEN, TOLBERT & COMPANY

                                                                                                                --------------------
                                                                                                                   (SEC USE ONLY)


------------------------------------------------------------------------------------------------------------------------------------
                 Item 1        Item 2     Item 3      Item 4        Item 5            Item 6            Item 7          Item 8
                                                                                                                    Voting Authority
                                                                               Investment Discretion                    (Shares)
                                                                           ----------------------------          -------------------
                                                                  Shares            (b) Shared
                                                                                       as
                               Title                   Fair         of               Defined   (c)    Managers  (a)    (b)      (c)
      Name of Issuer             of       CUSIP        Market    Principal    (a)       in    Shared    See    Sole  Shared    None
                               Class      Number       Value      Amount     Sole    Instr. V  Other  Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories            common   002824-10-0 $    296       8,000      8,000     0       0        0       0      0      8,000
Allstate Corp                  common   020002-10-1   18,125     725,000    725,000     0       0        0       0      0    725,000
American Express               common   025816-10-9  104,166     771,600    771,600     0       0        0       0      0    771,600
American Home Products         common   026609-10-7    3,150      75,000     75,000     0       0        0       0      0     75,000
American International Group   common   026874-10-7   84,913     976,008    976,008     0       0        0       0      0    976,008
BankAmerica                    common   06605F-10-2      220       3,937      3,937     0       0        0       0      0      3,937
Berkshire Hathaway "A"         common   084670-10-8   28,875         525        525     0       0        0       0      0        525
Berkshire Hathaway "B"         common   084670-20-7      835         450        450     0       0        0       0      0        450
Capital One Financial          common   14040H-10-5      975      25,000     25,000     0       0        0       0      0     25,000
Centerpoint Properties         common   151895-10-9   29,968     881,400    881,400     0       0        0       0      0    881,400
Chubb Corp                     common   171232-10-1    5,010     100,200    100,200     0       0        0       0      0    100,200
Citigroup, Inc                 common   172967-10-1   65,340   1,485,000  1,485,000     0       0        0       0      0  1,485,000
Davis Real Esrarte Fund        common   239103-30-2      258      13,605     13,605     0       0        0       0      0     13,605
Donaldson Lufkin Jenrette      common   257661-10-8   20,200     505,000    505,000     0       0        0       0      0    505,000
Federal Home Loan Mtg Corp     common   313400-30-1   10,400     200,000    200,000     0       0        0       0      0    200,000
Federal National Mtg Corp      common   313586-10-9    8,329     132,200    132,200     0       0        0       0      0    132,200
General Electric               common   369604-10-3      286       2,400      2,400     0       0        0       0      0      2,400
Glaxco Holdings                common   37733W-10-5      200       3,850      3,850     0       0        0       0      0      3,850
Golden West Financial          common   381317-10-6   15,249     155,600    155,600     0       0        0       0      0    155,600
Harcourt General               common   411636-10-1    1,344      32,000     32,000     0       0        0       0      0     32,000
Hewlett Packard                common   428236-10-3   41,951     461,000    461,000     0       0        0       0      0    461,000
IBM                            common   459200-10-1   49,833     411,840    411,840     0       0        0       0      0    411,840
Martin Marietta Materials      common   573284-10-6   31,456     786,400    786,400     0       0        0       0      0    786,400
Mass Mutual Corp Investors     common   576292-10-6      204       9,706      9,706     0       0        0       0      0      9,706
McDonalds Corp                 common   580135-10-1   59,512   1,384,000  1,384,000     0       0        0       0      0  1,384,000
Merck                          common   589331-10-7      797      12,268     12,268     0       0        0       0      0     12,268
Morgan Stanley Dean Witter     common   617446-10-9   64,645     726,350    726,350     0       0        0       0      0    726,350
Motorola                       common   620076-10-9    1,496      17,000     17,000     0       0        0       0      0     17,000
Novell, Inc                    common   670006-10-5    2,741     130,500    130,500     0       0        0       0      0    130,500
Oracle Corp                    common   68389X-10-5    2,300      50,000     50,000     0       0        0       0      0     50,000
Pall Corp                      common   696429-30-7      351      15,250     15,250     0       0        0       0      0     15,250
Progressive Corp Ohio          common   743315-10-3   13,341     162,700    162,700     0       0        0       0      0    162,700
SBC Corp                       common   783876-10-3      287       5,628      5,628     0       0        0       0      0      5,628
Twentieth Century Industries   common   901272-20-3      939      49,400     49,400     0       0        0       0      0     49,400
US Bancorp                     common   319279-10-5   11,835     394,500    394,500     0       0        0       0      0    394,500
UBS AG                           ADR    90261R-10-5    2,600     200,000    200,000     0       0        0       0      0    200,000
Vodafone Airtouch                ADR    92857T-10-7   28,630     120,800    120,800     0       0        0       0      0    120,800
Wells Fargo & Co               common   949740-10-4  116,422   2,910,550  2,910,550     0       0        0       0      0  2,910,550
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       $827,479
------------------------------------------------------------------------------------------------------------------------------------
